Stockholders' Equity - Summary of Stock Option Activity under the Company's Equity-Based Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Beginning Balance	6,281,148	8,913,760
Number of Shares, Granted	2,508,500	3,805,400
Number of Shares, Exercised	(762,010)	(5,730,544)
Number of Shares, Forfeited	(264,676)	(563,024)
Number of Shares, Expired	(6,580)	(144,444)
Number of Shares, Ending Balance	7,756,382	6,281,148	8,913,760
Number of Shares, Exercisable, Ending Balance	1,735,542	828,636
Weighted-Average Exercise Price, Beginning Balance	$ 1.74	$ 1.61
Weighted-Average Exercise Price, Granted	$ 11.48	$ 8.83
Number of Shares, Vested and expected to vest, Ending Balance	7,145,265	5,777,622
Weighted-Average Exercise Price, Exercised	$ 0.83	$ 1.24
Weighted-Average Exercise Price, Forfeited	$ 4.69	$ 4.85
Weighted-Average Exercise Price, Expired	$ 0.50	$ 1.40
Weighted-Average Exercise Price, Ending Balance	$ 4.88	$ 1.74	$ 1.61
Weighted-Average Exercise Price, Exercisable, Ending Balance	$ 0.86	$ 0.52
Weighted-Average Exercise Price, Vested and expected to vest, Ending Balance	$ 4.71	$ 1.69
Aggregate Intrinsic Value, Beginning Balance	$ 53,373	$ 24,060
Weighted-Average Remaining Contractual Term (Years)	8 years 7 months 6 days	8 years 6 months 18 days	7 years 5 months 16 days
Weighted-Average Remaining Contractual Term (Years), Exercisable	7 years 6 months 7 days	6 years 9 months 29 days
Weighted-Average Remaining Contractual Term (Years), Vested and Expected to vest	8 years 6 months 22 days	8 years 6 months 4 days
Aggregate Intrinsic Value, Ending Balance	148,864	53,373	24,060
Aggregate Intrinsic Value, Exercisable, Ending Balance	40,285	8,052
Aggregate Intrinsic Value, Vested and expected to Vest, Ending Balance	$ 138,319	$ 49,377